INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR FEDERAL INCOME TAXES

The actual income tax provision differs from the “expected” tax computed by applying the Federal corporate tax rate of 21% to the loss before income taxes as follows:

For the period from January 2, 2020 (Inception) to December 31, 2020

“Expected” income tax benefit	$541,321
Decrease in valuation allowance	(541,321)
Income tax provision	$-

SCHEDULE OF NET DEFERRED TAX ASSETS

The cumulative tax effect at the expected rate of 21% of significant items comprising our net deferred tax amount is as follows as of December 31, 2020:

December 31, 2020
Deferred tax assets:
Net operating loss carry forwards	541,321
Valuation allowance	(541,321)
-

Net deferred tax assets	$-